Fair Value Measurements Schedule of Level 3 Financial Assets and Liabilities Measured on A Recurring Basis (Details) (Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Level 3
Fair Value Measurement On Nonrecurring Basis Asset And Liabilities Value [Roll Forward]
Beginning balance	$ 11,714	$ 10,679
Loans classified as impaired during the period	0	3,030
Specific valuation allowance allocations	0	(750)
Fair Value	0	2,280
(Additional) reduction in specific valuation allowance allocations	628	(130)
Paydowns, payoffs, other activity	(5,825)	(1,115)
Ending balance	$ 6,517	$ 11,714